Derivative instruments - Cash Flow Hedges, Notional Amounts Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Forward contracts | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 44,412	$ 34,843
Call Spread + Coupon-only swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	50,000	50,000
Call Spread + Coupon-only swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	24,000	0
Sustainability-linked ESG Principal Only Swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	0	50,000
Sustainability-linked ESG Principal Only Swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	50,000	0
Cross-currency interest rate swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	0	115,439
Cross-currency interest rate swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	80,000	100,000
Call spread | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	30,000	30,000
Coupon-only swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 30,000	$ 30,000